SHARE CAPITAL AND RESERVES (Details - Outstanding and exercisable broker warrants)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 0.99	$ 1.06
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Options outstanding | shares	284,095	284,095
Weighted average exercise price	$ 0.94
Broker Warrants [Member] | Weighted Average Exercise Price $1.19 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Oct. 25, 2026	Oct. 25, 2026
Options outstanding | shares	48,485	48,485
Weighted average exercise price	$ 1.19
Broker Warrants [Member] | Weighted Average Exercise Price $0.89 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 04, 2027	Dec. 04, 2027
Options outstanding | shares	192,320	192,320
Weighted average exercise price	$ 0.89
Broker Warrants [Member] | Weighted Average Exercise Price $0.89 One [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 18, 2027	Dec. 18, 2027
Options outstanding | shares	43,290	43,290
Weighted average exercise price	$ 0.89